SUMMARY OF OUTSTANDING AND EXERCISABLE OPTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Offsetting Assets [Line Items]
Options Outstanding, Intrinsic Value		$ 27	$ 4	$ 1
Options Exercisable, Intrinsic Value		$ 15
Exercise Price Range One [Member]
Offsetting Assets [Line Items]
Exercise Price Range, lower limit	$ 0.30	$ 0.30
Exercise Price Range, upper limit	$ 1.00	$ 10.00
Number Outstanding, Options Outstanding	672,500	727,879
Weighted Average Remaining Contractual, Options Outstanding	8 years 3 months 14 days	8 years 5 months 4 days
Weighted Average Exercise Price, Options Outstanding	$ 0.54	$ 1.06
Options Outstanding, Intrinsic Value		$ 27
Number Outstanding, Options Exercisable	270,000	290,439
Weighted Average Remaining Contractual Term Exercisable, Options Exercisable	8 years 2 months 12 days	8 years 2 months 23 days
Weighted Average Exercise Price, Options Exercisable	$ 0.50	$ 1.40
Options Exercisable, Intrinsic Value		$ 15
Exercise Price Range Two [Member]
Offsetting Assets [Line Items]
Exercise Price Range, lower limit	1.01	$ 10.01
Exercise Price Range, upper limit	$ 10.00	$ 100.00
Number Outstanding, Options Outstanding	55,379	90,432
Weighted Average Remaining Contractual, Options Outstanding	6 years 9 months 18 days	6 years 2 months 19 days
Weighted Average Exercise Price, Options Outstanding	$ 7.47	$ 29.02
Number Outstanding, Options Exercisable	54,462	90,432
Weighted Average Remaining Contractual Term Exercisable, Options Exercisable	6 years 9 months 14 days	6 years 2 months 19 days
Weighted Average Exercise Price, Options Exercisable	$ 7.56	$ 29.02
Exercise Price Range Three [Member]
Offsetting Assets [Line Items]
Exercise Price Range, lower limit	10.01	100.01
Exercise Price Range, upper limit	$ 100.00	$ 200.00
Number Outstanding, Options Outstanding	90,432	50,938
Weighted Average Remaining Contractual, Options Outstanding	5 years 11 months 19 days	3 years 5 months 19 days
Weighted Average Exercise Price, Options Outstanding	$ 29.02	$ 162.17
Number Outstanding, Options Exercisable	90,432	50,938
Weighted Average Remaining Contractual Term Exercisable, Options Exercisable	5 years 11 months 19 days	3 years 5 months 19 days
Weighted Average Exercise Price, Options Exercisable	$ 29.02	$ 162.17
Exercise Price Range Four [Member]
Offsetting Assets [Line Items]
Exercise Price Range, lower limit	100.01	200.01
Exercise Price Range, upper limit	$ 258.30	$ 277.5
Number Outstanding, Options Outstanding	69,747	24,697
Weighted Average Remaining Contractual, Options Outstanding	3 years 25 days	2 years 2 months 19 days
Weighted Average Exercise Price, Options Outstanding	$ 175.51	$ 227.35
Number Outstanding, Options Exercisable	69,747	24,697
Weighted Average Remaining Contractual Term Exercisable, Options Exercisable	3 years 25 days	2 years 2 months 19 days
Weighted Average Exercise Price, Options Exercisable	$ 175.51	$ 227.35